Schedule of Intangible Assets Subjects to Amortization (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible assets, gross	$ 127,663	$ 126,341	$ 104,198
Intangible assets, accumulated amortization	(83,452)	(67,371)	(46,842)
Intangible assets, net	44,211	58,970	57,356
Developed Technology [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible assets, gross	17,333	17,333	17,579
Intangible assets, accumulated amortization	(17,012)	(14,883)	(11,465)
Intangible assets, net	321	2,450	6,114
Trade Names [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible assets, gross	5,380	5,380	3,328
Intangible assets, accumulated amortization	(1,490)	(1,180)	(782)
Intangible assets, net	3,890	4,200	2,546
Brand Names [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible assets, gross	12,774	12,115	5,175
Intangible assets, accumulated amortization	(2,007)	(908)	(298)
Intangible assets, net	10,767	11,207	4,877
Subscriber Relationships [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible assets, gross	73,459	73,459	73,459
Intangible assets, accumulated amortization	(58,028)	(47,146)	(32,623)
Intangible assets, net	15,431	26,313	40,836
Advertiser Relationships [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible assets, gross	15,965	15,302	2,240
Intangible assets, accumulated amortization	(2,583)	(1,368)	(570)
Intangible assets, net	13,382	13,934	1,670
Database Rights [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible assets, gross	2,397	2,397	2,397
Intangible assets, accumulated amortization	(2,066)	(1,753)	(1,104)
Intangible assets, net	331	644	1,293
Digital Content [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible assets, gross	355	355
Intangible assets, accumulated amortization	(266)	(133)
Intangible assets, net	$ 89	$ 222